Condensed Statements of Income (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Income:
Total interest income	$ 9,662,000	$ 9,688,000	$ 8,574,000	$ 8,447,000	$ 8,411,000	$ 8,648,000	$ 7,609,000	$ 6,650,000	$ 36,370,782	$ 31,318,033
Expenses:
Interest on borrowed funds									603,469	617,654
Income before income taxes and equity in undistributed income of subsidiary									9,049,575	6,243,088
Income tax benefit	682,000	641,000	629,000	484,000	572,000	456,000	270,000	306,000	2,435,879	1,603,593
Net income	2,041,000	1,533,000	1,613,000	1,427,000	1,498,000	1,104,000	812,000	1,225,000	6,613,696	4,639,495
Parent Company
Income:
Interest and dividends									5,453	5,610
Dividend income									5,109,668	3,100,000
Other									364,719	0
Total interest income									5,479,840	3,105,610
Expenses:
Interest on borrowed funds									181,330	186,581
Legal									504,130	773,163
Other									752,027	810,323
Total Operating expenses									1,437,487	1,770,067
Income before income taxes and equity in undistributed income of subsidiary									4,042,353	1,335,543
Income tax benefit									296,388	511,743
Income before equity in undistributed income of subsidiary									4,338,741	1,847,286
Equity in undistributed income of subsidiary									2,274,955	2,792,209
Net income									$ 6,613,696	$ 4,639,495